REVENUE (Tables)	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
Revenue

For the years ended December 31	2018	2017
Gold sales[1]
Spot market sales	$6,575	$7,566
Concentrate sales	25	64
Provisional pricing adjustments	—	1
	$6,600	$7,631
Copper sales[1]
Copper concentrate sales	$549	$608
Provisional pricing adjustments	(37)	—
	$512	$608
Other sales[2]	$131	$135
Total	$7,243	$8,374

[1]	Revenues include amounts transferred from OCI to earnings for commodity cash flow hedges (see note 25d).

[2]	Revenues include the sale of by-products from our gold and copper mines.

Disclosure of provisionally prices sales
Our exposure at December 31, 2018 to the impact of movements in market commodity prices for provisionally priced sales is set out in the following table:

	Volumes subject to final pricing Copper (millions)		Impact on net income before taxation of 10% movement in market price US$
As at December 31	2018	2017	2018	2017
Copper pounds	51	57	$14	$19